Reverse Recapitalization (Details) - USD ($) $ in Millions	May 27, 2022	Dec. 31, 2022	Dec. 02, 2021
PIPE
Reverse Recapitalization
Proceeds from issuance of common stock	$ 323.5
PIPE | APSG
Reverse Recapitalization
Aggregate common stock subscribed purchase price			$ 2.0
Class A common stock
Reverse Recapitalization
Common shares outstanding		67,753,543
Class A common stock | IPO
Reverse Recapitalization
Common stock subscribed			33,500,000
Class A common stock | PIPE
Reverse Recapitalization
Aggregate common stock subscribed purchase price			$ 335.0
Class B common stock
Reverse Recapitalization
Common shares outstanding		394,448,481
GBT JerseyCo
Reverse Recapitalization
Equity interest ownership percentage			13.00%
GBTG
Reverse Recapitalization
Voting interest percentage			100.00%
Proceeds from issuance of common stock	365.0
Cash	$ 42.0
GBTG | Class A common stock
Reverse Recapitalization
Common shares outstanding	56,945,033
GBTG | Class B common stock
Reverse Recapitalization
Common shares outstanding	394,448,481